Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2023	2022	2021
Current income tax expense:
Germany	€15,883	€26,239	€3,729
Other countries	9	65	1
Current income tax expense	€15,892	€26,304	€3,730
Deferred income tax expense/(benefit):
Germany	(3,501)	(19,763)	8,914
Other countries	—	29	(58)
Deferred income tax expense/(benefit)	€(3,501)	€(19,734)	€8,856
Income tax expense	€12,391	€6,570	€12,586
Reconciliation of German statutory income tax rate to effective income tax rate
The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2023	2022	2021
Germany	€(151,890)	€(119,273)	€23,387
Other countries	26	(974)	(97)
Income/(loss) before income taxes	€(151,864)	€(120,247)	€23,290
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.2% to income/(loss) before income taxes to total income tax expense is as follows:

	Year ended December 31,
(€ thousands)	2023	2022	2021
Income/(loss) before income taxes	€(151,864)	€(120,247)	€23,290
Income tax expense/(benefit) at German tax rate	(47,419)	(37,547)	7,272
Foreign rate differential	(1)	175	17
Expected tax expense/(benefit)	€(47,420)	€(37,372)	€7,289

Tax effect from:
Non-deductible share-based compensation	€2,968	€4,791	€5,390
Deductible share-based compensation liability awards	(401)	—	—
Non-deductible corporate costs	1,013	234	121
Goodwill impairment	56,807	32,674	—
Prior period taxes	(5)	192	(294)
Movement in valuation allowance	13	(57)	80
Movement in uncertain tax positions	(686)	6,311	56
Income tax effect resulting from weekengo asset deal transaction	—	—	1,938
Initial recognition of tax deductible goodwill and intangibles	—	—	(1,938)
Other differences	102	(203)	(56)
Income tax expense	€12,391	€6,570	€12,586
Income tax expense was €12.4 million, €6.6 million and €12.6 million for the years ended December 31, 2023, 2022 and 2021, respectively. Our effective tax rate was (8.2)%, (5.5)% and 54.0% in the years ended December 31, 2023, 2022 and 2021, respectively. Non-deductible share-based compensation of (pre-tax) €9.5 million, €15.3 million and €17.3 million had an impact on the effective tax rates of (2.0)%, (4.0)% and 23.1% in the years ended December 31, 2023, 2022 and 2021, respectively. Deductible amounts related to share-based compensation liability classified awards of (pre-tax) €1.3 million had an impact on the effective tax rate of 0.3% in the year ended December 31, 2023 as further discussed in Note 9 - Share-based awards and other equity instruments. Non-deductible impairment expenses on goodwill of (pre-tax) €181.9 million and €104.6 million had an impact on the effective tax rate of (37.4)% and (27.2)% in the years ended December 31, 2023 and 2022, respectively.
The uncertain tax position movement relates to the release of the liability recognized for the years 2017 and 2018 after our position was accepted by the tax authorities within the tax audit, which was closed in 2023. The release of €0.7 million in the uncertain tax position had an impact on the effective tax rate of 0.5% in the year ended December 31, 2023. Additional details on the movement in valuation allowance are included in the deferred income tax section below.
Following the weekengo share deal in January 2021, an intragroup asset deal took place in August 2021. The asset deal resulted in a deferred income tax benefit of €1.9 million on level of trivago N.V. for tax deductible goodwill and intangible assets. Correspondingly, an income tax expense resulted on the level of weekengo split into deferred tax expense of €1.3 million (utilization of tax loss carry forwards) and current tax expense of €0.6 million (minimum taxation). The tax effects resulting from the acquisition of shares and assets of weekengo were separate transactions in the year 2021.
Other differences relate to one-off items during the year, such as non-deductible expenses which are individually insignificant.
Uncertain tax positions
Uncertain tax positions as of December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
(€ thousands)	2023	2022
Balance, beginning of year	€9,238	€2,927
Increases to tax positions related to the current year	—	6,289
Decreases to tax positions related to prior years	(720)	—
Interest and penalties	34	22
Balance, end of year	€8,552	€9,238
Tax audits
The Company is subject to audit by federal, state, local and foreign income tax authorities. The audit of tax returns for trivago N.V. from 2016 through 2018 for corporate income tax, trade tax and value-added tax was closed in 2023. As of December 31, 2023, there is no ongoing audit of tax returns for trivago N.V. for corporate income tax, trade tax and value-added tax. According to the statute of limitation, the German tax authorities may initiate additional audits of the tax years for 2019 through 2023.
Deferred income taxes
As of December 31, 2023 and 2022, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2023	2022
Deferred tax assets:
Net operating loss and tax credit carryforwards	1,339	1,329
Accrued expenses and other current liabilities	—	42
Operating lease liability	14,705	14,135
Other long-term liabilities	33	35
Deferred tax assets (gross)	€16,077	€15,541
Less valuation allowance	(1,339)	(1,329)
Subtotal	€14,738	€14,212
Offsetting	(14,738)	(14,212)
Deferred tax assets	€—	€—

Deferred tax liabilities:
Cash and cash equivalents	—	51
Prepaid expense and other current assets	437	163
Intangible assets, net	23,332	27,771
Property and equipment	2,108	2,129
Operating lease right-of-use assets	15,185	14,060
Accrued expenses and other current liabilities	160	—
Other long-term liabilities	18	—
Other	47	88
Subtotal	€41,287	€44,262
Offsetting	(14,738)	(14,212)
Deferred tax liabilities	€26,549	€30,050
trivago N.V. is a Dutch listed entity, however has its tax residency in Germany. Deferred tax assets on net operating losses ("NOLs") related to the domestic and foreign subsidiaries were €1.3 million as of December 31, 2023 and 2022. As we have considered these tax loss carryforwards as not realizable, a valuation allowance of €1.3 million was recorded as of December 31, 2023 and 2022.
Deferred tax liabilities resulting from intangible assets decreased to €23.3 million as of December 31, 2023, from €27.8 million in 2022. The reduction was mainly driven by the trademark impairment charges of €14.2 million for the year ended December 31, 2023 that resulted in a deferred tax benefit of approximately €4.4 million.
The total cumulative amount of undistributed earnings related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely was €1.8 million and €1.7 million as of December 31, 2023 and December 31, 2022, respectively. In terms of undistributed earnings of domestic investments, we have recognized deferred income taxes on taxable temporary differences of €18 thousand, as only 5% refer to a taxable temporary difference under German tax law. Any capital gains on the sale of participations would be 95% exempt under German tax law.